Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Apr. 04, 2017
Document Effective Date	Apr. 04, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Select Managers Long/Short Fund | Class T
Prospectus:
Trading Symbol	DBNTX